Lease Obligations - Schedule of lease costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Leases [Abstract]
Operating lease cost	$ 95		$ 95
Amortization of leased assets	292	$ 249	584	$ 498
Interest on lease liabilities	166	179	340	366
Net lease cost	$ 553	$ 428	$ 1,019	$ 864